Provision	6 Months Ended
Jun. 30, 2022
Provision
Provision

6.	Provision

	As at 30 June 2022 unaudited £’000	As at 31 December 2021 £’000
Opening provision at 1 January	50	50
Provision released during the period	(7)	-
	43	50

The provision relates to the ‘making good’ clause on the Cardiff office which was vacated during the fourth quarter of 2021. Management reached agreement with the landlord; this was settled in July 2022. The provision as at 31 December 2021 was managements best estimate.